Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 29, 2016
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Nov. 29, 2016
Document Effective Date	Nov. 29, 2016
Prospectus Date	Nov. 30, 2016
Osterweis Emerging Opportunity Fund | Investor Class
Prospectus:
Trading Symbol	OSTGX